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                               Brown & Wood LLP
                            One World Trade Center
                              New York, NY  10048
                          Telephone:  (212) 839-5300
                          Facsimile:  (212) 839-5599


                                               May 28, 1997

VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Asset Builder Program, Inc.
          Post-Effective Amendment No. 6 to the Registration
          Statement on Form N-1A (Securities Act File
          No. 33-53887; Investment Company Act File No. 811-7177)
          -------------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Asset Builder Program, Inc. (the "Program") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Program's Registration Statement on Form N-1A, constituting the most recent amendment to the Program's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 6 to the Program's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 23, 1997.

                         Very truly yours,

                         MERRILL LYNCH ASSET BUILDER
                           PROGRAM, INC.

                         By:   /s/ Lawrence R. Fuller
                               -----------------------
                               Authorized Officer